Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 92.2%	Shares	Value
Communication Services - 1.7%
Cable One, Inc.	675	$370,528
Frontier Communications Parent, Inc.(a)(b)	33,389	822,371
Iridium Communications, Inc.	18,694	677,844
New York Times Co. - Class A	24,413	1,185,496
Nexstar Media Group, Inc.	4,866	864,737
TEGNA, Inc.	29,733	463,537
TKO Group Holdings, Inc.(b)	9,059	758,148
Ziff Davis, Inc.(a)	6,937	467,554
ZoomInfo Technologies, Inc.(a)(b)	44,728	717,437
		6,327,652

Consumer Discretionary - 15.5%
Adient PLC(a)	14,137	490,695
Aramark	38,932	1,132,143
Autoliv, Inc.	11,170	1,196,530
AutoNation, Inc.(a)	3,905	545,372
Boyd Gaming Corp.	10,485	665,693
Brunswick Corp.	10,378	837,297
Burlington Stores, Inc.(a)	9,691	1,852,435
Capri Holdings Ltd.(a)	17,538	854,802
Carter's, Inc.(b)	5,560	420,558
Choice Hotels International, Inc.(b)	3,755	454,806
Churchill Downs, Inc.	10,127	1,225,063
Columbia Sportswear Co.(b)	5,203	412,390
Crocs, Inc.(a)	9,139	927,426
Deckers Outdoor Corp.(a)	3,846	2,898,845
Dick's Sporting Goods, Inc.(b)	9,173	1,367,419
Five Below, Inc.(a)	8,311	1,491,492
Floor & Decor Holdings, Inc.(a)(b)	15,904	1,599,306
Fox Factory Holding Corp.(a)	6,395	403,141
GameStop Corp.(a)(b)	40,556	577,112
Gap, Inc.	32,387	605,313
Gentex Corp.	34,789	1,152,560
Goodyear Tire & Rubber Co.(a)	42,816	596,855
Graham Holdings Co. - Class B(b)	536	386,134
Grand Canyon Education, Inc.(a)	4,459	582,301
H&R Block, Inc.	21,454	1,004,905
Harley-Davidson, Inc.	19,128	620,704
Helen of Troy Ltd.(a)	3,577	409,567
Hilton Grand Vacations, Inc.(a)	10,755	448,484
Hyatt Hotels Corp. - Class A(b)	6,671	856,356
KB Home	11,555	688,562
Lear Corp.	8,689	1,154,768
Leggett & Platt, Inc.	20,124	467,078
Light & Wonder, Inc.(a)	13,430	1,079,503
Lithia Motors, Inc.(b)	4,145	1,222,153
Macy's, Inc.(b)	41,310	755,560
Marriott Vacations Worldwide Corp.	4,975	417,353
Mattel, Inc.(a)	53,321	953,913
Murphy USA, Inc.	2,913	1,026,891
Nordstrom, Inc.(b)	14,642	265,752
Ollie's Bargain Outlet Holdings, Inc.(a)(b)	9,309	669,596
Penn Entertainment, Inc.(a)	22,910	516,621
Penske Automotive Group, Inc.(b)	2,935	435,466
Planet Fitness, Inc. - Class A(a)	12,888	873,291
Polaris, Inc.(b)	8,011	720,670
PVH Corp.	9,015	1,084,144
RH(a)(b)	2,330	590,608
Service Corp. International(b)	22,068	1,481,204
Skechers USA, Inc. - Class A(a)	19,930	1,244,429
Taylor Morrison Home Corp.(a)	16,225	845,972
Tempur Sealy International, Inc.	25,711	1,282,722
Texas Roadhouse, Inc.	9,963	1,252,548
Thor Industries, Inc.(b)	8,041	908,794
Toll Brothers, Inc.	16,031	1,592,680
TopBuild Corp.(a)	4,749	1,752,998
Travel + Leisure Co.	10,931	441,831
Under Armour, Inc. - Class A(a)(b)	28,501	217,178
Under Armour, Inc. - Class C(a)(b)	27,302	202,035
Vail Resorts, Inc.	5,679	1,260,738
Valvoline, Inc.(a)(b)	20,928	763,663
Visteon Corp.(a)	4,192	483,296
Wendy's Co.	25,226	481,312
Williams-Sonoma, Inc.(b)	9,588	1,854,222
Wingstop, Inc.	4,389	1,233,792
Wyndham Hotels & Resorts, Inc.	12,365	963,604
YETI Holdings, Inc.(a)(b)	13,104	576,183
		57,776,834

Consumer Staples - 4.5%
BellRing Brands, Inc.(a)	19,596	1,083,071
BJ's Wholesale Club Holdings, Inc.(a)	19,960	1,284,226
Boston Beer Co., Inc. - Class A(a)	1,418	495,265
Casey's General Stores, Inc.	5,569	1,511,203
Celsius Holdings, Inc.(a)	22,113	1,103,439
Coca-Cola Consolidated, Inc.	704	606,419
Coty, Inc.(a)(b)	56,535	682,943
Darling Ingredients, Inc.(a)	23,776	1,029,501
elf Beauty, Inc.(a)	8,270	1,319,313
Flowers Foods, Inc.	29,007	661,360
Grocery Outlet Holding Corp.(a)(b)	14,978	371,155
Ingredion, Inc.	9,833	1,057,736
Lancaster Colony Corp.(b)	3,073	564,756
Performance Food Group Co.(a)	23,241	1,689,155
Pilgrim's Pride Corp.(a)	5,486	149,055
Post Holdings, Inc.(a)	7,671	712,406
Sprouts Farmers Market, Inc.(a)(b)	15,334	772,374
US Foods Holding Corp.(a)	33,777	1,554,079
		16,647,456

Energy - 4.9%
Antero Midstream Corp.	51,421	629,393
Antero Resources Corp.(a)	42,096	940,425
ChampionX Corp.(b)	29,409	806,101
Chesapeake Energy Corp.(b)	16,628	1,282,185
Chord Energy Corp.	6,225	957,156
Civitas Resources, Inc.(b)	12,876	834,494
CNX Resources Corp.(a)(b)	23,977	484,335
DT Midstream, Inc.	14,623	785,109
Equitrans Midstream Corp.	65,421	666,640
HF Sinclair Corp.	23,366	1,319,945
Matador Resources Co.(b)	16,724	917,980
Murphy Oil Corp.(b)	22,145	857,012
NOV, Inc.	58,777	1,146,739
Ovintiv, Inc.	37,865	1,606,233
PBF Energy, Inc. - Class A	16,423	829,526
Permian Resources Corp.(b)	56,873	766,648
Range Resources Corp.	35,978	1,044,801
Southwestern Energy Co.(a)	164,243	1,059,367
Valaris Ltd.(a)	9,456	585,043
Weatherford International PLC(a)	10,751	962,752
		18,481,884

Financials - 15.6%
Affiliated Managers Group, Inc.	5,104	759,679
Ally Financial, Inc.(b)	40,538	1,486,934
American Financial Group, Inc./OH	9,743	1,173,057
Associated Banc-Corp.	22,440	471,464
Bank OZK	15,882	716,437
Brighthouse Financial, Inc.(a)	9,684	501,341
Cadence Bank	27,579	734,153
Carlyle Group, Inc.	32,307	1,292,926
CNO Financial Group, Inc.	16,930	460,157
Columbia Banking System, Inc.	31,495	634,939
Commerce Bancshares, Inc.	17,923	934,147
Cullen Frost Bankers, Inc.(b)	9,544	1,012,809
East West Bancorp, Inc.	21,049	1,532,578
Equitable Holdings, Inc.	47,445	1,550,977
Erie Indemnity Co. - Class A(b)	3,709	1,282,683
Essent Group Ltd.	16,110	888,628
Euronet Worldwide, Inc.(a)	6,607	658,388
Evercore, Inc.	5,223	896,946
Federated Hermes, Inc.	13,023	455,284
Fidelity National Financial, Inc.(b)	38,641	1,933,209
First American Financial Corp.	15,574	939,891
First Financial Bankshares, Inc.(b)	19,382	605,300
First Horizon Corp.	83,385	1,187,402
FirstCash Holdings, Inc.	5,579	640,302
FNB Corp.	54,177	714,053
Glacier Bancorp, Inc.(b)	16,732	646,859
Hancock Whitney Corp.	13,007	586,746
Hanover Insurance Group, Inc.	5,391	711,666
Home BancShares, Inc.	28,331	664,079
Houlihan Lokey, Inc.(b)	7,781	932,008
Interactive Brokers Group, Inc.(b)	15,980	1,418,225
International Bancshares Corp.	8,051	425,576
Janus Henderson Group PLC	20,006	575,373
Jefferies Financial Group, Inc.	25,092	1,022,750
Kemper Corp.(b)	9,091	545,460
Kinsale Capital Group, Inc.(b)	3,289	1,307,608
MGIC Investment Corp.	41,865	830,602
Morningstar, Inc.	3,862	1,078,657
New York Community Bancorp, Inc.	107,759	697,201
Old National Bancorp	44,184	727,710
Old Republic International Corp.	38,905	1,090,896
Pinnacle Financial Partners, Inc.(b)	11,447	1,011,686
Primerica, Inc.	5,223	1,223,018
Prosperity Bancshares, Inc.	14,147	904,135
Reinsurance Group of America, Inc.	9,842	1,711,425
RenaissanceRe Holdings Ltd.	7,839	1,793,797
RLI Corp.	6,055	825,720
SEI Investments Co.	14,902	942,402
Selective Insurance Group, Inc.	9,141	958,525
SLM Corp.(b)	34,162	679,141
SouthState Corp.(b)	11,480	953,988
Stifel Financial Corp.	15,210	1,109,570
Synovus Financial Corp.	22,078	831,457
Texas Capital Bancshares, Inc.(a)	7,245	441,945
UMB Financial Corp.	6,593	543,923
United Bankshares, Inc.	20,372	730,336
Unum Group	27,365	1,322,824
Valley National Bancorp(b)	64,390	619,432
Voya Financial, Inc.(b)	15,579	1,127,452
Webster Financial Corp.	25,678	1,270,547
Western Union Co.(b)	55,016	691,551
WEX, Inc.(a)	6,375	1,302,986
Wintrust Financial Corp.(b)	9,125	884,943
		58,605,903

Health Care - 7.8%
Acadia Healthcare Co., Inc.(a)	13,757	1,130,000
Amedisys, Inc.(a)	4,925	464,280
Arrowhead Pharmaceuticals, Inc.(a)	16,189	519,667
Azenta, Inc.(a)(b)	9,081	592,081
Bruker Corp.	13,818	988,125
Chemed Corp.	2,246	1,331,406
Doximity, Inc. - Class A(a)(b)	17,834	480,626
Encompass Health Corp.	14,946	1,061,764
Enovis Corp.(a)	7,495	439,957
Envista Holdings Corp.(a)	25,882	608,227
Exelixis, Inc.(a)	46,362	1,008,837
Globus Medical, Inc. - Class A(a)(b)	17,414	919,285
Haemonetics Corp.(a)	7,661	585,760
Halozyme Therapeutics, Inc.(a)	19,946	675,172
HealthEquity, Inc.(a)	12,916	976,191
Inari Medical, Inc.(a)(b)	7,721	439,711
Integra LifeSciences Holdings Corp.(a)	10,267	412,220
Jazz Pharmaceuticals PLC(a)	9,393	1,152,709
Lantheus Holdings, Inc.(a)	10,330	536,437
LivaNova PLC(a)	8,137	396,109
Masimo Corp.(a)(b)	6,701	864,027
Medpace Holdings, Inc.(a)	3,480	1,014,698
Neogen Corp.(a)(b)	29,721	460,676
Neurocrine Biosciences, Inc.(a)	14,690	2,053,222
Option Care Health, Inc.(a)	26,733	835,139
Penumbra, Inc.(a)	5,744	1,448,579
Perrigo Co. PLC	20,452	656,100
Progyny, Inc.(a)	12,581	479,210
QuidelOrtho Corp.(a)	7,463	511,290
R1 RCM, Inc.(a)(b)	29,731	304,445
Repligen Corp.(a)(b)	7,730	1,464,062
Shockwave Medical, Inc.(a)	5,499	1,244,149
Sotera Health Co.(a)(b)	14,928	219,740
Tenet Healthcare Corp.(a)(b)	15,154	1,253,842
United Therapeutics Corp.(a)	7,009	1,505,394
		29,033,137

Industrials – 21.1%
Acuity Brands, Inc.	4,667	1,111,493
Advanced Drainage Systems, Inc.	10,214	1,332,110
AECOM	20,734	1,828,531
AGCO Corp.	9,269	1,133,877
ASGN, Inc.(a)	7,117	660,600
Avis Budget Group, Inc.(b)	2,784	455,769
Brink's Co.	6,797	549,469
BWX Technologies, Inc.	13,638	1,111,224
CACI International, Inc.(a)	3,319	1,140,840
Carlisle Cos., Inc.	7,276	2,286,555
Chart Industries, Inc.(a)(b)	6,333	739,188
Clean Harbors, Inc.(a)	7,515	1,262,219
Comfort Systems USA, Inc.	5,329	1,158,898
Concentrix Corp.(b)	7,133	633,910
Core & Main, Inc. - Class A(a)	22,672	936,580
Crane Co.	7,367	914,318
Curtiss-Wright Corp.	5,701	1,268,872
Donaldson Co., Inc.	17,998	1,162,491
EMCOR Group, Inc.	7,029	1,603,385
EnerSys	6,095	582,499
Esab Corp.	8,553	735,472
ExlService Holdings, Inc.(a)	24,891	778,590
Exponent, Inc.	7,641	673,860
Flowserve Corp.	19,808	790,933
Fluor Corp.(a)	25,386	957,306
Fortune Brands Innovations, Inc.	18,830	1,461,020
FTI Consulting, Inc.(a)	5,291	1,013,809
GATX Corp.(b)	5,353	656,545
Genpact Ltd.	25,200	904,680
Graco, Inc.	25,233	2,152,374
GXO Logistics, Inc.(a)	17,732	964,266
Hertz Global Holdings, Inc.(a)	19,986	166,883
Hexcel Corp.	12,688	842,356
Insperity, Inc.	5,341	612,559
ITT, Inc.	12,225	1,476,536
KBR, Inc.	20,130	1,048,974
Kirby Corp.(a)	8,913	701,097
Knight-Swift Transportation Holdings, Inc.	24,076	1,381,481
Landstar System, Inc.	5,421	1,039,314
Lennox International, Inc.	4,785	2,048,745
Lincoln Electric Holdings, Inc.(b)	8,543	1,898,425
ManpowerGroup, Inc.	7,365	546,041
MasTec, Inc.(a)	9,121	598,976
Maximus, Inc.	9,171	743,952
MDU Resources Group, Inc.	30,752	599,972
Middleby Corp.(a)	7,995	1,127,855
MSA Safety, Inc.	5,499	907,500
MSC Industrial Direct Co., Inc.	6,997	690,464
nVent Electric PLC	24,721	1,484,249
Oshkosh Corp.	9,865	1,086,137
Owens Corning	13,283	2,012,773
Paylocity Holding Corp.(a)(b)	6,449	1,021,586
RBC Bearings, Inc.(a)(b)	4,340	1,165,464
Regal Rexnord Corp.	9,901	1,321,387
Ryder System, Inc.	6,681	758,761
Saia, Inc.(a)(b)	3,963	1,785,649
Science Applications International Corp.	7,889	1,007,110
Sensata Technologies Holding PLC	22,849	826,448
Simpson Manufacturing Co., Inc.	6,365	1,152,001
Stericycle, Inc.(a)	13,968	670,464
Sunrun, Inc.(a)(b)	32,785	474,727
Terex Corp.	10,150	623,515
Tetra Tech, Inc.	7,941	1,256,107
Timken Co.	9,793	802,145
Toro Co.	15,481	1,431,683
Trex Co., Inc.(a)	16,208	1,320,628
UFP Industries, Inc.	9,217	1,045,669
Valmont Industries, Inc.(b)	3,149	710,761
Watsco, Inc.(b)	5,064	1,979,923
Watts Water Technologies, Inc. - Class A	4,125	816,791
Werner Enterprises, Inc.	9,567	378,375
WESCO International, Inc.	6,553	1,137,077
Woodward, Inc.	9,011	1,241,445
XPO Logistics, Inc.(a)	17,284	1,476,745
		78,380,433

Information Technology - 10.4%
Allegro MicroSystems, Inc.(a)	10,747	278,777
Amkor Technology, Inc.	15,584	493,389
Arrow Electronics, Inc.(a)	8,175	908,651
Aspen Technology, Inc.(a)	4,231	812,310
Avnet, Inc.	13,657	618,662
Belden, Inc.	6,293	466,815
Blackbaud, Inc.(a)	6,501	526,061
Calix, Inc.(a)	8,853	293,743
Ciena Corp.(a)	22,050	1,168,650
Cirrus Logic, Inc.(a)	8,137	628,176
Cognex Corp.	25,661	927,389
Coherent Corp.(a)	19,636	933,495
CommVault Systems, Inc.(a)	6,603	605,363
Crane NXT Co.	7,287	424,686
Dolby Laboratories, Inc. - Class A	8,982	747,123
Dropbox, Inc. - Class A(a)	38,225	1,210,968
Dynatrace, Inc.(a)	35,625	2,030,625
GoDaddy, Inc. - Class A(a)	21,056	2,245,833
IPG Photonics Corp.(a)	4,459	436,492
Kyndryl Holdings, Inc.(a)	34,638	710,772
Lattice Semiconductor Corp.(a)(b)	20,606	1,254,081
Littelfuse, Inc.	3,755	908,335
Lumentum Holdings, Inc.(a)(b)	10,108	555,334
MACOM Technology Solutions Holdings, Inc.(a)(b)	8,167	704,240
Manhattan Associates, Inc.(a)	9,205	2,232,765
MKS Instruments, Inc.(b)	9,373	997,756
Novanta, Inc.(a)	5,401	834,725
Onto Innovation, Inc.(a)	7,321	1,182,342
Power Integrations, Inc.(b)	8,583	643,382
Pure Storage, Inc.(a)	43,914	1,756,121
Qualys, Inc.(a)	5,480	1,036,652
Rambus, Inc.(a)	16,038	1,099,084
Silicon Laboratories, Inc.(a)(b)	4,789	590,771
Super Micro Computer, Inc.(a)	6,941	3,676,022
Synaptics, Inc.(a)	5,907	630,927
TD SYNNEX Corp.	7,741	773,945
Teradata Corp.(a)	14,758	681,524
Universal Display Corp.	6,503	1,104,014
Vishay Intertechnology, Inc.	19,054	414,043
Vontier Corp.	23,297	805,843
Wolfspeed, Inc.(a)(b)	18,914	615,651
		38,965,537

Materials - 7.2%
Alcoa Corp.	26,945	801,614
AptarGroup, Inc.	9,812	1,274,383
Arcadium Lithium PLC(a)(b)	153,969	752,908
Ashland, Inc.	7,733	723,963
Avient Corp.	13,760	498,250
Axalta Coating Systems Ltd.(a)	32,815	1,063,863
Berry Global Group, Inc.	17,622	1,153,536
Cabot Corp.	8,335	600,954
Chemours Co.(b)	22,414	676,230
Cleveland-Cliffs, Inc.(a)	75,271	1,509,184
Commercial Metals Co.	17,646	921,474
Crown Holdings, Inc.	18,022	1,594,947
Eagle Materials, Inc.	5,255	1,189,101
Graphic Packaging Holding Co.	45,656	1,164,685
Greif, Inc. - Class A	3,835	240,109
Knife River Corp.(a)	8,534	558,892
Louisiana-Pacific Corp.	9,684	644,470
MP Materials Corp.(a)	21,750	343,868
NewMarket Corp.	1,039	579,565
Olin Corp.	18,262	950,902
Reliance Steel & Aluminum Co.	8,597	2,453,755
Royal Gold, Inc.	9,802	1,121,251
RPM International, Inc.	19,256	2,053,845
Scotts Miracle-Gro Co.(b)	6,273	352,919
Silgan Holdings, Inc.(b)	12,210	560,927
Sonoco Products Co.	14,791	841,608
United States Steel Corp.(b)	33,314	1,566,424
Westlake Chemical Corp.	4,829	668,092
		26,861,719

Real Estate - 0.3%
Jones Lang LaSalle, Inc.(a)	7,074	1,252,522

Utilities - 3.2%
ALLETE, Inc.	8,675	512,779
Black Hills Corp.	10,259	531,006
Essential Utilities, Inc.	37,515	1,345,287
IDACORP, Inc.(b)	7,641	707,404
National Fuel Gas Co.	13,850	653,166
New Jersey Resources Corp.	14,720	601,018
Northwestern Energy Group, Inc.(b)	9,249	445,062
OGE Energy Corp.	29,845	992,048
ONE Gas, Inc.(b)	8,365	513,360
Ormat Technologies, Inc.(b)	8,107	524,361
PNM Resources, Inc.(b)	12,957	469,432
Portland General Electric Co.(b)	15,267	624,878
Southwest Gas Holdings, Inc.	9,071	532,286
Spire, Inc.	7,941	450,811
UGI Corp.(b)	31,625	700,178
Vistra Corp.	50,238	2,061,265
		11,664,341
TOTAL COMMON STOCKS (Cost $323,231,449)		343,997,418

REAL ESTATE INVESTMENT TRUSTS - 7.7%	Shares	Value
Agree Realty Corp.(b)	15,172	904,403
Annaly Capital Management, Inc.	74,537	1,430,365
Apartment Income REIT Corp.	22,192	725,456
Brixmor Property Group, Inc.	44,810	1,005,536
COPT Defense Properties	16,990	400,284
Cousins Properties, Inc.	22,920	525,097
CubeSmart	33,526	1,448,994
EastGroup Properties, Inc.	6,907	1,225,509
EPR Properties	11,371	503,394
Equity LifeStyle Properties, Inc.	27,851	1,885,235
First Industrial Realty Trust, Inc.	19,724	1,016,180
Gaming and Leisure Properties, Inc.	39,900	1,821,436
Healthcare Realty Trust, Inc.	57,499	926,309
Independence Realty Trust, Inc.(b)	33,925	498,358
Kilroy Realty Corp.	16,100	575,736
Kite Realty Group Trust	33,121	708,789
Lamar Advertising Co. - Class A	13,038	1,364,818
Medical Properties Trust, Inc.(b)	90,442	280,370
National Storage Affiliates Trust	11,661	435,538
NNN REIT, Inc.	27,206	1,097,490
Omega Healthcare Investors, Inc.	36,535	1,059,515
Park Hotels & Resorts, Inc.	31,703	478,081
Physicians Realty Trust	36,006	440,713
PotlatchDeltic Corp.	11,974	535,597
Rayonier, Inc.	20,600	624,180
Rexford Industrial Realty, Inc.	31,537	1,658,531
Sabra Health Care REIT, Inc.	34,917	465,793
STAG Industrial, Inc.(b)	27,071	1,000,003
Starwood Property Trust, Inc.(b)	44,928	913,386
Vornado Realty Trust(b)	24,130	656,095
WP Carey, Inc.	32,693	2,025,659
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $27,877,552)		28,636,850

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(c)	63,736,415	63,736,415
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $63,736,415)		63,736,415

TOTAL INVESTMENTS - 117.0% (Cost $414,845,416)		$436,370,683
Liabilities in Excess of Other Assets - (17.0)%		(63,544,843)
TOTAL NET ASSETS - 100.0%		$372,825,840

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $60,990,116 which represented 16.4% of net assets.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value. Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 343,997,418	$ -	$ -	$ -	$ 343,997,418
Real Estate Investment Trusts	28,636,850	-	-	-	28,636,850
Investments Purchased with Proceeds from Securities Lending	-	-	-	63,736,415	63,736,415
Total Investments in Securities	$ 372,634,268	$ -	$ -	$ 63,736,415	$ 436,370,683

^ See the Schedules of Investments for sector breakouts.

For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.